Expense Example - Institutional - iShares Edge MSCI Multifactor USA Index Fund - Institutional Shares	Nov. 27, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 27
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	$ 1,664